Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002001699
Document Type	6-K
Entity File Number	001-42205
Entity Registrant Name	Helport AI Limited
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30